Schedule of Future Minimum Lease Payments under Non Cancellable Lease (Details)	Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2027	$ 174,074
2028	303,642
2029	303,642
2030	303,642
2031	303,642
Thereafter
Total undiscounted cash flows	1,388,642
Less: Present value factor	(49,736)
Present value of lease liabilities	$ 1,338,906